iShares
®
MSCI Emerging Markets ex China ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Brazil  —  3 .6%
Ambev SA ............................. 10,707,689 $ 34,641,243
Aura Minerals, Inc. ........................ 80,039 6,184,614
Axia Energia SA ......................... 2,596,488 26,986,325
B3 SA - Brasil Bolsa Balcao .................. 12,726,782 41,627,480
Banco Bradesco SA ....................... 3,973,339 12,208,573
Banco BTG Pactual SA ..................... 3,010,062 32,072,401
Banco do Brasil SA
(a)
...................... 4,141,800 16,667,203
BB Seguridade Participacoes SA .............. 1,612,691 11,317,018
Caixa Seguridade Participacoes SA ............ 1,453,665 5,103,410
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ............................. 5,899,647 32,687,779
Cia Paranaense de Energia - Copel ............ 4,584,291 13,231,562
CPFL Energia SA ......................... 487,449 4,192,725
Embraer SA ............................ 1,632,126 23,741,544
Energisa SA ............................ 701,204 6,672,110
Eneva SA
(a)
............................. 2,336,851 11,872,911
Engie Brasil Energia SA .................... 627,959 4,120,376
Equatorial SA ........................... 2,692,738 20,577,663
Itau Unibanco Holding SA
(a)
.................. 1,154,573 9,168,745
JBS N.V. , Class A ........................ 817,692 10,196,619
Klabin SA .............................. 1,830,912 6,050,352
Localiza Rent a Car SA ..................... 2,092,230 17,427,819
MBRF Global Foods Co. SA ................. 1,426,670 4,527,854
Motiva Infraestrutura de Mobilidade SA .......... 2,473,434 6,918,388
NU Holdings Ltd. , Class A
(a)
.................. 8,957,406 117,610,741
Petroleo Brasileiro SA - Petrobras
(a)
............ 9,045,131 83,789,232
Porto Seguro SA ......................... 465,241 4,455,460
PRIO SA
(a)
............................. 2,019,951 24,926,297
Raia Drogasil SA ......................... 3,217,739 11,921,686
Rede D'Or Sao Luiz SA
(b)
................... 1,692,108 11,411,427
Rumo SA .............................. 2,981,894 8,110,057
StoneCo Ltd. , Class A ...................... 486,377 5,569,017
Suzano SA ............................. 1,475,720 12,260,246
Telefonica Brasil SA ....................... 1,889,589 12,668,305
TIM SA ............................... 2,044,729 8,876,821
Ultrapar Participacoes SA ................... 1,825,012 9,359,221
Vale SA ............................... 8,725,091 143,246,085
Vibra Energia SA ......................... 2,655,008 15,657,787
WEG SA .............................. 3,647,693 31,888,525
XP, Inc. , Class A ......................... 1,055,948 17,602,653
877,548,274
a
Chile  —  0 .4%
Banco de Chile .......................... 110,499,779 20,815,236
Banco de Credito e Inversiones SA ............. 205,674 13,876,825
Banco Santander Chile ..................... 162,365,558 12,769,751
Cencosud SA ........................... 3,046,621 7,184,910
Empresas Copec SA ...................... 958,024 6,806,401
Enel Chile SA ........................... 68,578,488 5,956,044
Falabella SA ............................ 1,569,060 10,048,584
Latam Airlines Group SA .................... 804,729,195 21,790,002
Plaza SA .............................. 1,877,014 8,182,570
107,430,323
a
Colombia  —  0 .1%
Grupo Cibest SA ......................... 619,248 12,765,403
Interconexion Electrica SA ESP ............... 1,127,871 9,238,951
22,004,354
a
Czech Republic  —  0 .1%
CEZ A.S. .............................. 305,827 18,448,310
Komercni Banka A.S. ...................... 185,030 8,784,356
Security Shares Value
a
Czech Republic (continued)
Moneta Money Bank A.S.
(b)
.................. 635,328 $ 5,663,267
32,895,933
a
Egypt  —  0 .1%
Commercial International Bank - Egypt (CIB) ...... 5,742,147 14,666,203
Eastern Co. SAE ......................... 3,244,737 2,361,488
Talaat Moustafa Group ..................... 1,644,549 3,023,300
20,050,991
a
Greece  —  0 .6%
Allwyn AG .............................. 370,748 5,452,224
Alpha Bank SA .......................... 3,975,412 18,172,636
Eurobank SA ............................ 6,072,860 28,285,356
GEK TERNA SA ......................... 122,141 6,092,946
Hellenic Telecommunications Organization SA ..... 336,828 7,146,452
JUMBO SA ............................. 253,365 6,879,819
National Bank of Greece SA ................. 2,049,598 35,457,131
Piraeus Bank SA
(a)
........................ 2,668,313 28,310,617
Public Power Corp. SA ..................... 656,246 16,501,034
152,298,215
a
Hungary  —  0 .4%
MOL Hungarian Oil & Gas PLC ............... 941,515 11,958,457
OTP Bank Nyrt .......................... 541,844 74,398,089
Richter Gedeon Nyrt ....................... 321,584 13,608,042
99,964,588
a
India  —  13 .6%
ABB India Ltd. ........................... 118,526 9,055,329
Adani Enterprises Ltd. ..................... 424,993 13,132,176
Adani Ports & Special Economic Zone Ltd. ........ 1,335,187 25,346,826
Adani Power Ltd.
(a)
........................ 7,573,045 19,397,714
Aditya Birla Capital Ltd.
(a)
................... 1,944,727 7,435,149
Alkem Laboratories Ltd. .................... 111,459 6,450,543
Ambuja Cements Ltd. ...................... 1,492,065 7,036,244
APL Apollo Tubes Ltd. ..................... 448,837 8,649,987
Apollo Hospitals Enterprise Ltd. ............... 250,096 21,518,329
Ashok Leyland Ltd. ....................... 7,019,975 11,482,619
Asian Paints Ltd. ......................... 933,008 26,249,248
Astral Ltd. .............................. 282,668 4,691,220
AU Small Finance Bank Ltd.
(b)
................ 1,362,250 14,114,714
Aurobindo Pharma Ltd. ..................... 637,305 9,564,402
Avenue Supermarts Ltd.
(a) (b)
.................. 368,312 15,693,766
Axis Bank Ltd. ........................... 5,546,389 75,121,406
Bajaj Auto Ltd. ........................... 163,494 17,992,693
Bajaj Finance Ltd. ........................ 6,249,394 59,757,593
Bajaj Finserv Ltd. ......................... 930,352 17,459,498
Bajaj Holdings & Investment Ltd. .............. 66,473 7,249,023
Balkrishna Industries Ltd. ................... 190,173 4,413,674
Bank of Baroda .......................... 2,552,021 7,208,677
Bharat Electronics Ltd. ..................... 8,627,271 37,274,552
Bharat Forge Ltd. ......................... 585,221 12,043,233
Bharat Heavy Electricals Ltd. ................. 2,949,523 12,939,545
Bharat Petroleum Corp. Ltd. ................. 3,908,619 12,255,207
Bharti Airtel Ltd. .......................... 6,884,405 132,457,688
Bosch Ltd. ............................. 17,606 6,785,316
Britannia Industries Ltd. .................... 264,230 14,475,632
BSE Ltd. .............................. 358,713 15,647,838
Canara Bank ............................ 4,438,201 6,110,195
CG Power & Industrial Solutions Ltd. ............ 1,645,493 15,902,319
Cholamandalam Investment and Finance Co. Ltd. ... 1,034,776 16,737,771
Cipla Ltd. .............................. 1,259,888 18,574,737
Coal India Ltd. ........................... 4,027,013 19,402,206
Colgate-Palmolive India Ltd. ................. 295,539 6,408,219
Coromandel International Ltd. ................ 300,459 5,544,460

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Emerging Markets ex China ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
India (continued)
Cummins India Ltd. ....................... 337,533 $ 20,889,407
Dabur India Ltd. .......................... 1,187,926 5,544,488
Divi's Laboratories Ltd. ..................... 290,568 20,384,966
Dixon Technologies India Ltd. ................ 88,759 10,760,958
DLF Ltd. ............................... 1,553,760 9,654,970
Dr Reddy's Laboratories Ltd. ................. 1,252,843 17,265,859
Eicher Motors Ltd. ........................ 334,985 25,294,860
Eternal Ltd.
(a)
............................ 5,956,911 15,699,377
Federal Bank Ltd. ........................ 4,578,822 13,918,604
Fortis Healthcare Ltd. ...................... 1,189,729 11,622,177
FSN E-Commerce Ventures Ltd.
(a)
............. 3,034,560 8,346,817
GAIL India Ltd. .......................... 5,568,731 9,639,243
GE Vernova T&D India Ltd. .................. 317,850 17,226,132
GMR Airports Ltd.
(a)
....................... 6,494,046 6,859,230
Godrej Consumer Products Ltd. ............... 972,241 10,528,603
Godrej Properties Ltd. ..................... 351,580 6,522,365
Grasim Industries Ltd. ...................... 651,031 21,384,366
Havells India Ltd. ......................... 525,117 6,505,800
HCL Technologies Ltd. ..................... 2,190,444 27,366,233
HDFC Asset Management Co. Ltd.
(b)
............ 484,561 13,636,350
HDFC Bank Ltd. ......................... 27,427,564 215,004,206
HDFC Life Insurance Co. Ltd.
(b)
............... 2,286,382 14,313,727
Hero MotoCorp Ltd. ....................... 293,526 15,141,381
Hindalco Industries Ltd. .................... 3,210,947 38,072,539
Hindustan Aeronautics Ltd. .................. 419,792 19,011,513
Hindustan Petroleum Corp. Ltd. ............... 2,341,197 9,699,005
Hindustan Unilever Ltd. ..................... 1,769,814 40,099,632
Hitachi Energy India Ltd. .................... 31,176 12,610,278
ICICI Bank Ltd. .......................... 12,748,767 168,529,083
ICICI Lombard General Insurance Co. Ltd.
(b)
....... 600,973 11,334,532
ICICI Prudential Life Insurance Co. Ltd.
(b)
......... 873,864 4,633,917
IDFC First Bank Ltd. ....................... 10,196,171 7,648,824
Indian Bank ............................ 592,609 5,196,245
Indian Hotels Co. Ltd. (The) , Class A ............ 2,086,644 14,369,037
Indian Oil Corp. Ltd. ....................... 6,920,061 10,210,645
Indus Towers Ltd.
(a)
....................... 3,189,007 14,842,974
IndusInd Bank Ltd. ........................ 1,413,131 13,592,486
Info Edge India Ltd. ....................... 902,067 9,442,731
Infosys Ltd. ............................. 7,493,642 91,751,421
InterGlobe Aviation Ltd.
(b)
................... 463,467 21,443,298
ITC Ltd. ............................... 7,169,850 21,633,135
Jindal Stainless Ltd. ....................... 804,336 5,799,123
Jindal Steel Ltd. .......................... 879,132 11,175,364
Jio Financial Services Ltd. ................... 6,940,816 17,454,609
JSW Energy Ltd. ......................... 1,032,628 6,464,175
JSW Steel Ltd. .......................... 1,482,899 19,947,737
Kotak Mahindra Bank Ltd. ................... 13,384,929 54,114,636
L&T Finance Ltd. ......................... 2,205,930 6,653,126
Larsen & Toubro Ltd. ...................... 1,642,177 70,506,493
Lodha Developers Ltd.
(b)
.................... 696,198 6,871,493
LTM Ltd.
(b)
............................. 168,761 7,233,907
Lupin Ltd. .............................. 580,062 13,833,245
Mahindra & Mahindra Ltd. ................... 2,185,586 70,022,953
Malco Energy Ltd.
(a)
....................... 3,339,364 4,254,174
Mankind Pharma Ltd. ...................... 273,698 6,842,379
Marico Ltd. ............................. 1,274,029 11,014,435
Maruti Suzuki India Ltd. .................... 292,951 40,454,604
Max Healthcare Institute Ltd. ................. 1,771,539 17,991,068
Mphasis Ltd. ............................ 307,303 7,359,025
MRF Ltd. .............................. 5,438 7,061,677
Multi Commodity Exchange of India Ltd. ......... 12,555 390,666
Muthoot Finance Ltd. ...................... 290,853 10,244,299
National Aluminium Co. Ltd. .................. 2,075,146 9,277,060
Nestle India Ltd. ......................... 1,452,490 21,733,837
Security Shares Value
a
India (continued)
NHPC Ltd. ............................. 6,796,288 $ 5,641,374
NMDC Ltd. ............................. 7,625,042 7,062,691
NTPC Ltd. ............................. 10,584,338 43,093,695
Oberoi Realty Ltd. ........................ 314,499 5,649,675
Oil & Natural Gas Corp. Ltd. ................. 6,651,662 18,586,564
Oil India Ltd. ............................ 1,077,293 5,400,343
One 97 Communications Ltd.
(a)
................ 952,386 11,219,195
Oracle Financial Services Software Ltd. .......... 55,539 5,834,473
Page Industries Ltd. ....................... 14,859 5,971,406
PB Fintech Ltd.
(a)
......................... 854,922 15,312,660
Persistent Systems Ltd. .................... 259,756 14,221,513
Petronet LNG Ltd. ........................ 1,838,269 5,243,791
Phoenix Mills Ltd. (The) .................... 483,241 9,009,647
PI Industries Ltd. ......................... 189,741 5,542,434
Pidilite Industries Ltd. ...................... 738,952 11,543,770
Polycab India Ltd. ........................ 127,250 12,692,932
Power Finance Corp. Ltd. ................... 3,388,238 15,277,529
Power Grid Corp. of India Ltd. ................ 10,574,534 32,334,941
Prestige Estates Projects Ltd. ................ 421,985 6,079,786
Punjab National Bank ...................... 5,562,197 6,208,187
REC Ltd. .............................. 2,980,980 10,591,598
Reliance Industries Ltd. .................... 14,942,214 207,726,454
Samvardhana Motherson International Ltd. ....... 10,373,070 15,898,836
SBI Cards & Payment Services Ltd. ............ 641,593 4,215,609
SBI Life Insurance Co. Ltd.
(b)
................. 1,106,161 21,308,573
Shree Cement Ltd. ........................ 21,892 5,825,886
Shriram Finance Ltd. ...................... 3,468,349 34,573,181
Siemens Energy India Ltd. ................... 214,067 8,724,858
Siemens Ltd.
(a)
.......................... 207,767 8,403,143
Solar Industries India Ltd. ................... 56,800 10,908,411
SRF Ltd. .............................. 339,725 9,702,734
State Bank of India ........................ 4,545,573 46,136,299
Sun Pharmaceutical Industries Ltd. ............. 2,232,500 42,251,984
Sundaram Finance Ltd. ..................... 159,838 7,049,298
Supreme Industries Ltd. .................... 159,660 5,962,796
Suzlon Energy Ltd.
(a)
...................... 25,224,118 15,121,193
Swiggy Ltd.
(a)
........................... 3,368,843 9,129,390
Talwandi Sabo Power Ltd.
(a)
.................. 3,339,364 4,254,174
Tata Communications Ltd. ................... 280,527 5,802,851
Tata Consultancy Services Ltd. ............... 2,004,213 47,678,126
Tata Consumer Products Ltd. ................. 1,366,531 16,950,738
Tata Motors Ltd. .......................... 4,622,820 18,455,112
Tata Motors Passenger Vehicles Ltd. ............ 4,571,117 18,940,918
Tata Power Co. Ltd. (The) ................... 3,901,990 17,277,872
Tata Steel Ltd. ........................... 18,241,763 39,976,334
Tech Mahindra Ltd. ....................... 1,314,881 20,570,481
Titan Co. Ltd. ........................... 864,622 37,056,078
Torrent Pharmaceuticals Ltd. ................. 254,921 11,835,848
Torrent Power Ltd. ........................ 435,523 6,508,257
Trent Ltd. .............................. 443,728 19,714,258
Tube Investments of India Ltd. ................ 262,040 8,660,762
TVS Motor Co. Ltd. ....................... 578,624 20,433,043
UltraTech Cement Ltd. ..................... 258,959 31,284,268
Union Bank of India Ltd. .................... 3,776,159 6,670,987
United Spirits Ltd. ........................ 707,538 9,454,627
UPL Ltd. ............................... 1,247,759 8,466,137
Varun Beverages Ltd. ...................... 3,211,350 17,834,602
Vedanta Aluminium Metal Ltd.
(a)
............... 3,339,364 4,254,174
Vedanta Iron and Steel Ltd.
(a)
................. 3,339,364 4,254,174
Vedanta Ltd. ............................ 3,339,364 12,394,313
Vishal Mega Mart Ltd.
(a)
..................... 5,539,944 7,089,425
Vodafone Idea Ltd.
(a)
....................... 64,666,050 9,524,260
Voltas Ltd. ............................. 517,820 6,787,613
WAAREE Energies Ltd. .................... 213,068 7,039,976

iShares
®
MSCI Emerging Markets ex China ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
India (continued)
Wipro Ltd. .............................. 6,323,998 $ 13,655,822
Yes Bank Ltd.
(a)
.......................... 36,602,398 8,917,259
Zydus Lifesciences Ltd. .................... 448,276 5,080,277
3,338,190,862
a
Indonesia  —  0 .6%
Astra International Tbk PT ................... 40,658,700 11,376,245
Bank Central Asia Tbk PT ................... 123,808,227 39,562,118
Bank Mandiri Persero Tbk PT ................ 89,872,800 20,522,092
Bank Negara Indonesia Persero Tbk PT ......... 32,461,700 6,717,844
Bank Rakyat Indonesia Persero Tbk PT .......... 152,214,471 25,149,575
Barito Pacific Tbk PT
(a)
..................... 48,154,605 5,221,369
Bumi Resources Minerals Tbk PT
(a)
............. 139,558,800 4,643,580
Charoen Pokphand Indonesia Tbk PT ........... 17,449,500 4,169,522
GoTo Gojek Tokopedia Tbk PT , Class A
(a)
......... 2,201,834,039 6,160,700
Telkom Indonesia Persero Tbk PT ............. 110,383,200 18,583,160
United Tractors Tbk PT ..................... 3,196,300 4,100,458
146,206,663
a
Kuwait  —  0 .7%
Boubyan Bank KSCP ...................... 4,086,733 8,647,861
Gulf Bank KSCP ......................... 5,084,525 5,749,867
Kuwait Finance House KSCP ................. 28,414,496 71,601,445
Mabanee Co. KPSC ....................... 1,739,949 5,536,049
Mobile Telecommunications Co. KSCP .......... 4,675,889 9,034,513
National Bank of Kuwait SAKP ................ 21,080,481 57,921,076
Warba Bank KSCP ........................ 6,106,644 5,499,674
163,990,485
a
Malaysia  —  1 .2%
AMMB Holdings Bhd ...................... 6,090,600 9,949,270
CELCOMDIGI Bhd
(c)
....................... 8,272,500 6,366,242
CIMB Group Holdings Bhd .................. 19,639,700 37,033,906
Gamuda Bhd
(c)
.......................... 11,800,400 12,507,868
Hong Leong Bank Bhd ..................... 1,565,200 8,239,787
IHH Healthcare Bhd ....................... 4,378,300 9,952,051
IOI Corp. Bhd
(c)
.......................... 6,202,300 6,241,950
Kuala Lumpur Kepong Bhd
(c)
................. 1,184,600 6,070,888
Malayan Banking Bhd ...................... 14,492,600 38,892,903
Maxis Bhd ............................. 5,706,600 5,341,360
MISC Bhd .............................. 3,216,000 6,606,145
Petronas Chemicals Group Bhd ............... 5,802,200 7,624,076
Petronas Gas Bhd ........................ 1,939,700 8,365,415
Press Metal Aluminium Holdings Bhd ........... 9,028,200 20,469,912
Public Bank Bhd ......................... 35,072,900 41,668,181
RHB Bank Bhd .......................... 4,236,100 8,771,818
SD Guthrie Bhd .......................... 4,994,700 7,318,842
Sunway Bhd ............................ 6,482,700 8,823,698
Telekom Malaysia Bhd ..................... 2,790,100 5,207,248
Tenaga Nasional Bhd ...................... 6,283,800 22,632,615
YTL Power International Bhd ................. 7,464,820 7,833,477
285,917,652
a
Mexico  —  2 .1%
America Movil SAB de CV , Series B ............ 37,847,887 47,983,882
Arca Continental SAB de CV ................. 1,228,383 15,951,195
Cemex SAB de CV, CPO , NVS ............... 36,920,281 48,617,985
Coca-Cola Femsa SAB de CV ................ 1,276,797 13,801,220
Fibra Uno Administracion SA de CV ............ 6,797,300 11,762,070
Fomento Economico Mexicano SAB de CV ....... 4,112,814 49,018,328
Gruma SAB de CV , Class B .................. 353,489 5,928,388
Grupo Aeroportuario del Centro Norte SAB de CV ,
Class B .............................. 686,654 8,634,960
Grupo Aeroportuario del Pacifico SAB de CV , Class B 946,384 22,289,180
Grupo Aeroportuario del Sureste SAB de CV , Class B 427,850 12,684,221
Security Shares Value
a
Mexico (continued)
Grupo Bimbo SAB de CV , Series A
(c)
............ 3,166,524 $ 10,902,106
Grupo Carso SAB de CV , Series A1 ............ 1,393,033 11,047,362
Grupo Financiero Banorte SAB de CV , Class O .... 5,966,282 62,216,307
Grupo Financiero Inbursa SAB de CV , Series O .... 3,756,747 9,339,320
Grupo Mexico SAB de CV , Series B ............ 7,279,466 90,375,051
Industrias Penoles SAB de CV ................ 472,541 27,482,987
Kimberly-Clark de Mexico SAB de CV , Class A ..... 3,593,872 7,960,125
Prologis Property Mexico SA de CV ............ 2,421,383 11,642,527
Promotora y Operadora de Infraestructura SAB de CV 478,159 7,699,582
Sigma Foods SAB de CV ................... 8,752,153 8,375,049
Wal-Mart de Mexico SAB de CV ............... 12,469,055 37,686,940
521,398,785
a
Netherlands  —  0 .0%
X5 Retail Group N.V. , GDR
(a) (d) (e)
............... 67,732 10
a
Peru  —  0 .5%
Cia de Minas Buenaventura SAA , ADR .......... 402,631 14,853,058
Credicorp Ltd. ........................... 166,256 56,964,293
Southern Copper Corp. ..................... 224,303 42,909,164
114,726,515
a
Philippines  —  0 .3%
Ayala Corp. ............................. 607,750 4,307,702
Ayala Land, Inc. .......................... 14,582,200 3,449,216
Bank of the Philippine Islands ................ 4,534,498 6,904,358
BDO Unibank, Inc. ........................ 5,772,804 10,681,671
International Container Terminal Services, Inc. ..... 2,421,740 29,590,015
Manila Electric Co. ........................ 602,720 5,582,236
Metropolitan Bank & Trust Co. ................ 4,509,747 4,649,035
PLDT, Inc. ............................. 183,320 3,419,830
SM Investments Corp. ..................... 556,055 5,181,632
SM Prime Holdings, Inc. .................... 24,401,600 7,289,085
81,054,780
a
Poland  —  1 .3%
Allegro.eu SA
(a) (b)
......................... 1,934,005 18,517,302
Asseco Poland SA ........................ 130,502 7,101,765
Bank Millennium SA
(a)
...................... 1,565,395 8,576,354
Bank Polska Kasa Opieki SA ................. 449,611 30,013,930
Budimex SA ............................ 31,768 6,118,263
CD Projekt SA ........................... 162,262 10,394,342
Dino Polska SA
(a) (b)
........................ 1,189,795 10,104,277
Erste Bank Polska SA ...................... 101,815 17,225,804
KGHM Polska Miedz SA .................... 343,630 33,075,804
LPP SA ............................... 2,668 16,571,543
mBank SA
(a)
............................ 34,846 12,354,189
ORLEN SA ............................. 1,412,812 55,223,059
PGE Polska Grupa Energetyczna SA
(a)
.......... 2,231,448 6,509,608
Powszechna Kasa Oszczednosci Bank Polski SA ... 2,124,812 60,308,087
Powszechny Zaklad Ubezpieczen SA ........... 1,442,440 25,615,402
Zabka Group SA ......................... 993,650 6,996,402
324,706,131
a
Qatar  —  0 .6%
Al Rayan Bank .......................... 15,342,263 9,146,719
Commercial Bank PSQC (The) ................ 8,109,279 9,344,025
Dukhan Bank ........................... 4,792,324 4,548,181
Industries Qatar QSC ...................... 3,701,052 12,457,749
Mesaieed Petrochemical Holding Co. ........... 10,428,881 3,504,300
Nebras Energy .......................... 1,146,775 4,578,972
Ooredoo QPSC .......................... 2,342,142 8,610,344
Qatar Fuel QSC .......................... 665,574 2,560,040
Qatar Gas Transport Co. Ltd. ................. 6,995,790 8,329,692
Qatar International Islamic Bank QSC ........... 2,525,045 7,609,884
Qatar Islamic Bank QPSC ................... 4,256,383 26,649,162

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Emerging Markets ex China ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Qatar (continued)
Qatar National Bank QPSC .................. 11,029,366 $ 53,860,827
151,199,895
a
Russia  —  0 .0%
Alrosa PJSC
(a) (d)
.......................... 1,271,273 179
Mobile TeleSystems PJSC
(a) (d)
................ 418,880 59
Moscow Exchange MICEX-RTS PJSC
(a) (d)
........ 631,870 89
Ozon Holdings PLC , ADR
(a) (d)
................. 534 —
PhosAgro PJSC , GDR
(a) (d)
................... 433 4
PhosAgro PJSC , GDR
(a) (d) (e)
.................. 1 —
Polyus PJSC
(a) (d)
......................... 133,970 2
Rosneft Oil Co. PJSC
(a) (d)
.................... 532,936 75
Sberbank of Russia PJSC
(a) (d)
................. 4,933,827 695
Severstal PAO
(a) (d)
........................ 109,143 15
T-Tekhnologii MKPAO , GDR
(a) (d) (e)
.............. 58,085 8
United Co. RUSAL International PJSC
(a) (d)
........ 1,500,930 212
VK IPJSC , GDR
(a) (d)
....................... 873 —
VTB Bank PJSC
(a) (d)
....................... 232,194 —
1,338
a
Saudi Arabia  —  3 .0%
ACWA Power Co.
(a)
....................... 542,527 26,702,749
Ades Holding Co. ......................... 828,707 4,346,041
Al Rajhi Bank ........................... 7,217,886 127,638,907
Alinma Bank ............................ 3,635,824 23,253,151
Almarai Co. JSC ......................... 1,203,042 14,779,149
Arab National Bank ....................... 2,196,445 12,408,632
Arabian Internet & Communications Services Co. ... 57,293 3,261,148
Bank AlBilad ............................ 1,810,549 11,853,777
Bank Al-Jazira ........................... 1,451,022 4,407,852
Banque Saudi Fransi ...................... 3,012,232 15,355,753
Bupa Arabia for Cooperative Insurance Co. ....... 202,747 9,387,552
Co. for Cooperative Insurance (The) ............ 184,346 6,779,233
Dar Al Arkan Real Estate Development Co.
(a)
...... 1,311,545 5,821,286
Dr Sulaiman Al Habib Medical Services Group Co. .. 211,099 12,252,135
Elm Co. ............................... 58,650 10,721,606
Etihad Etisalat Co. ........................ 936,123 15,865,646
Jabal Omar Development Co.
(a)
............... 1,384,813 5,717,848
Jarir Marketing Co. ........................ 1,409,519 5,873,587
Makkah Construction & Development Co. ........ 242,906 5,809,522
Mouwasat Medical Services Co. ............... 231,572 4,110,605
Riyad Bank ............................. 4,785,361 25,728,000
SABIC Agri-Nutrients Co. ................... 577,311 21,075,536
SAL Saudi Logistics Services ................. 85,452 3,887,080
Saudi Arabian Mining Co.
(a)
.................. 2,939,042 49,413,659
Saudi Arabian Oil Co.
(b)
..................... 14,733,851 107,381,724
Saudi Awwal Bank ........................ 2,460,053 22,195,597
Saudi Basic Industries Corp. ................. 2,172,269 32,660,078
Saudi Energy Co. ........................ 2,030,879 9,171,948
Saudi Investment Bank (The) ................. 1,528,760 5,458,984
Saudi National Bank (The) ................... 7,193,632 76,534,241
Saudi Tadawul Group Holding Co. ............. 162,245 5,944,862
Saudi Telecom Co. ........................ 4,831,066 56,696,729
Yanbu National Petrochemical Co. ............. 666,984 5,927,676
748,422,293
a
South Africa  —  3 .9%
Absa Group Ltd. ......................... 2,072,536 30,209,195
Anglogold Ashanti PLC ..................... 1,239,940 118,626,808
Bid Corp. Ltd. ........................... 789,673 19,816,580
Bidvest Group Ltd. ........................ 761,206 10,971,882
Capitec Bank Holdings Ltd. .................. 214,219 59,052,574
Clicks Group Ltd. ......................... 552,003 7,984,371
Discovery Ltd. ........................... 1,414,029 24,272,638
FirstRand Ltd. ........................... 12,567,459 71,525,576
Security Shares Value
a
South Africa (continued)
Gold Fields Ltd. .......................... 2,194,844 $ 86,558,875
Harmony Gold Mining Co. Ltd. ................ 1,398,881 25,590,504
Impala Platinum Holdings Ltd. ................ 2,213,262 31,540,003
MTN Group Ltd. .......................... 4,260,193 56,851,020
Naspers Ltd. , Class N ...................... 1,893,598 99,465,711
Nedbank Group Ltd. ....................... 1,085,545 17,362,757
NEPI Rockcastle N.V.
(a)
..................... 1,462,199 12,785,111
Northam Platinum Holdings Ltd. ............... 879,058 17,105,837
OUTsurance Group Ltd. .................... 2,071,326 9,050,475
Pepkor Holdings Ltd.
(b)
..................... 8,643,044 11,479,835
Reinet Investments SCA .................... 380,952 11,515,252
Remgro Ltd. ............................ 1,216,474 14,240,922
Sanlam Ltd. ............................ 4,416,813 23,360,215
Sasol Ltd.
(a)
............................. 1,428,331 17,800,367
Shoprite Holdings Ltd. ..................... 1,130,534 19,895,725
Sibanye Stillwater Ltd. ..................... 6,927,578 20,716,064
Standard Bank Group Ltd. ................... 3,220,575 62,445,191
Valterra Platinum Ltd. ...................... 649,165 53,604,070
Vodacom Group Ltd. ...................... 1,510,127 14,177,406
948,004,964
a
South Korea  —  28 .1%
Alteogen, Inc. ........................... 97,851 23,934,641
Amorepacific Corp.
(c)
...................... 71,611 5,463,449
APR Corp.
(c)
............................ 59,583 15,637,078
Celltrion, Inc. ............................ 355,853 45,509,316
DB Insurance Co. Ltd. ..................... 109,290 10,377,836
Doosan Co. Ltd. ......................... 17,837 23,404,669
Doosan Enerbility Co. Ltd.
(a)
.................. 1,100,877 77,213,874
Ecopro BM Co. Ltd. ....................... 129,591 18,645,898
Ecopro Co. Ltd.
(a) (c)
........................ 248,301 22,946,412
Hana Financial Group, Inc. .................. 675,429 51,684,575
Hankook Tire & Technology Co. Ltd. ............ 174,739 7,744,519
Hanmi Semiconductor Co. Ltd.
(c)
............... 100,688 18,912,845
Hanwha Aerospace Co. Ltd. ................. 82,060 63,984,433
Hanwha Ocean Co. Ltd.
(a)
................... 321,774 26,345,471
Hanwha Systems Co. Ltd.
(c)
.................. 184,502 12,855,149
HD Hyundai Co. Ltd. ...................... 104,372 19,226,626
HD Hyundai Electric Co. Ltd. ................. 57,205 40,062,592
HD Hyundai Heavy Industries Co. Ltd.
(c)
.......... 77,969 36,028,800
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. 103,410 29,038,414
HLB, Inc.
(a) (c)
............................ 289,257 9,741,414
HMM Co. Ltd.
(c)
.......................... 564,064 7,317,744
HYBE Co. Ltd.
(a) (c)
........................ 56,785 8,265,848
Hyosung Heavy Industries Corp. .............. 12,803 31,383,338
Hyundai Engineering & Construction Co. Ltd.
(c)
..... 180,031 17,584,636
Hyundai Glovis Co. Ltd.
(c)
................... 92,452 14,893,970
Hyundai Mobis Co. Ltd. ..................... 144,621 73,646,512
Hyundai Motor Co. ........................ 326,562 156,243,095
Hyundai Rotem Co. Ltd. .................... 176,068 23,425,106
Industrial Bank of Korea .................... 653,324 8,772,082
Kakao Corp.
(c)
........................... 757,969 21,092,904
KakaoBank Corp.
(c)
....................... 409,534 6,093,589
KB Financial Group, Inc. .................... 874,520 87,615,251
Kia Corp. .............................. 570,828 64,035,577
Korea Aerospace Industries Ltd.
(c)
.............. 173,988 19,455,046
Korea Electric Power Corp. .................. 521,719 13,552,905
Korea Investment Holdings Co. Ltd. ............ 106,436 16,842,912
Korean Air Lines Co. Ltd. ................... 438,680 7,780,623
Krafton, Inc.
(a) (c)
.......................... 67,323 11,501,925
KT&G Corp. ............................ 226,954 27,721,444
LG Chem Ltd. ........................... 113,539 27,660,847
LG Corp.
(c)
............................. 219,880 21,405,444
LG Display Co. Ltd.
(a) (c)
..................... 722,326 7,731,456
LG Electronics, Inc.
(c)
...................... 259,779 50,650,277

iShares
®
MSCI Emerging Markets ex China ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
South Korea (continued)
LG Energy Solution Ltd.
(a) (c)
.................. 113,475 $ 34,452,275
LG Uplus Corp. .......................... 261,705 2,802,622
LIG Defense&Aerospace Co. Ltd. .............. 31,246 16,607,861
LS Electric Co. Ltd. ....................... 184,067 29,664,618
Meritz Financial Group, Inc.
(a) (c)
................ 174,958 11,946,369
Mirae Asset Securities Co. Ltd.
(c)
.............. 487,618 19,964,327
NAVER Corp. ........................... 343,810 53,286,520
NH Investment & Securities Co. Ltd.
(c)
........... 355,972 7,157,225
POSCO Future M Co. Ltd. ................... 82,646 13,519,587
POSCO Holdings, Inc. ..................... 175,290 49,375,154
Posco International Corp. ................... 113,250 4,794,526
Samsung Biologics Co. Ltd.
(a) (b) (c)
.............. 28,176 25,483,668
Samsung C&T Corp. ...................... 200,606 57,851,491
Samsung Electro-Mechanics Co. Ltd.
(c)
.......... 137,708 194,662,042
Samsung Electronics Co. Ltd. ................ 11,507,301 2,414,158,438
Samsung Episholdings Co. Ltd.
(a) (c)
............. 15,760 5,061,606
Samsung Fire & Marine Insurance Co. Ltd.
(c)
...... 71,581 27,013,096
Samsung Heavy Industries Co. Ltd.
(a)
........... 1,639,438 30,437,587
Samsung Life Insurance Co. Ltd. .............. 195,350 50,471,024
Samsung SDI Co. Ltd.
(a)
.................... 148,283 67,728,776
Samsung SDS Co. Ltd.
(c)
.................... 97,784 19,457,898
Samyang Foods Co. Ltd.
(c)
.................. 10,184 8,145,474
Shinhan Financial Group Co. Ltd. .............. 1,037,107 64,510,401
SK Biopharmaceuticals Co. Ltd.
(a)
.............. 4,241 252,197
SK hynix, Inc. ........................... 1,358,800 2,115,661,594
SK Innovation Co. Ltd.
(a)
.................... 158,432 12,536,344
SK Square Co. Ltd.
(a)
...................... 227,198 188,396,733
SK Telecom Co. Ltd. ....................... 257,909 17,271,983
SK, Inc. ............................... 89,054 40,087,743
S-Oil Corp. ............................. 108,871 7,764,030
Woori Financial Group, Inc. .................. 1,593,826 31,520,700
Yuhan Corp.
(c)
........................... 132,299 7,459,949
6,912,934,400
a
Taiwan  —  33 .0%
Accton Technology Corp. ................... 1,244,000 95,183,838
Advantech Co. Ltd. ....................... 1,143,280 17,971,423
Airtac International Group ................... 337,439 14,984,722
Alchip Technologies Ltd. .................... 189,976 26,337,588
ASE Technology Holding Co. Ltd. .............. 8,192,000 156,510,932
Asia Vital Components Co. Ltd. ............... 799,000 67,376,794
ASPEED Technology, Inc. ................... 74,000 44,040,470
Asustek Computer, Inc. ..................... 1,669,000 40,263,901
Bizlink Holding, Inc. ....................... 431,000 27,991,840
Caliway Biopharmaceuticals Co. Ltd.
(a)
.......... 2,349,000 7,520,042
Cathay Financial Holding Co. Ltd. .............. 23,092,379 63,209,011
Chailease Holding Co. Ltd. .................. 3,641,671 12,496,893
Chang Hwa Commercial Bank Ltd. ............. 17,516,671 11,318,769
China Steel Corp. ........................ 28,622,000 17,422,337
Chroma ATE, Inc. ......................... 900,000 71,614,658
Chunghwa Telecom Co. Ltd. ................. 9,197,000 40,233,652
CTBC Financial Holding Co. Ltd. .............. 40,694,000 78,593,702
Delta Electronics, Inc. ...................... 4,792,000 367,672,289
E Ink Holdings, Inc. ....................... 1,990,000 13,984,933
E.Sun Financial Holding Co. Ltd. .............. 35,507,995 35,082,359
Elite Material Co. Ltd. ...................... 710,000 114,752,003
eMemory Technology, Inc. ................... 155,000 16,732,436
Eva Airways Corp. ........................ 6,282,000 7,212,583
Evergreen Marine Corp. Taiwan Ltd. ............ 2,578,400 17,532,017
Far EasTone Telecommunications Co. Ltd. ........ 4,210,000 12,738,536
First Financial Holding Co. Ltd. ................ 27,839,111 24,405,378
Formosa Chemicals & Fibre Corp. ............. 8,357,000 13,333,169
Formosa Plastics Corp. ..................... 9,303,000 14,139,260
Fortune Electric Co. Ltd. .................... 359,310 9,961,694
Fubon Financial Holding Co. Ltd. .............. 20,687,504 72,554,644
Security Shares Value
a
Taiwan (continued)
Gigabyte Technology Co. Ltd. ................ 1,307,000 $ 15,302,458
Global Unichip Corp. ...................... 214,000 31,575,055
Globalwafers Co. Ltd. ...................... 638,000 20,232,803
Gold Circuit Electronics Ltd. .................. 817,000 34,107,388
Hon Hai Precision Industry Co. Ltd. ............. 30,098,200 275,512,791
Hon Precision, Inc. ........................ 200,000 52,412,680
Hotai Motor Co. Ltd. ....................... 702,591 10,879,526
Hua Nan Financial Holdings Co. Ltd. ............ 21,877,090 21,300,578
Innolux Corp. ........................... 18,333,636 29,537,241
International Games System Co. Ltd. ........... 542,000 13,031,468
Inventec Corp. ........................... 6,528,000 14,480,450
Jentech Precision Industrial Co. Ltd. ............ 217,000 24,344,460
KGI Financial Holding Co. Ltd. ................ 39,114,785 28,058,638
King Slide Works Co. Ltd. ................... 140,000 22,375,126
King Yuan Electronics Co. Ltd. ................ 2,704,000 28,050,093
Largan Precision Co. Ltd. ................... 233,000 26,130,033
Lite-On Technology Corp. ................... 4,797,000 35,433,046
Lotes Co. Ltd. ........................... 206,000 17,226,639
MediaTek, Inc. ........................... 3,553,000 483,035,802
Mega Financial Holding Co. Ltd. ............... 28,834,666 36,805,352
MPI Corp. .............................. 208,000 38,966,329
Nan Ya Plastics Corp. ...................... 11,780,000 36,742,754
Novatek Microelectronics Corp. ............... 1,400,000 21,309,270
Pegatron Corp. .......................... 4,866,000 13,728,162
PharmaEssentia Corp. ..................... 707,693 21,074,663
President Chain Store Corp. ................. 1,290,000 8,812,629
Quanta Computer, Inc. ..................... 6,587,000 70,696,250
Realtek Semiconductor Corp. ................ 1,179,000 21,731,223
Shanghai Commercial & Savings Bank Ltd. (The) ... 9,191,678 11,657,115
SinoPac Financial Holdings Co. Ltd. ............ 29,812,721 28,551,546
Taiwan Business Bank ..................... 18,170,122 9,423,052
Taiwan Cooperative Financial Holding Co. Ltd. ..... 27,005,230 19,740,196
Taiwan Mobile Co. Ltd. ..................... 4,232,000 15,063,383
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 60,641,000 4,492,605,196
TCC Group Holdings Co. Ltd. ................ 16,070,671 12,515,434
TS Financial Holding Co. Ltd. ................. 51,952,067 38,669,145
Unimicron Technology Corp. ................. 3,295,282 109,346,846
Uni-President Enterprises Corp. ............... 11,600,000 26,614,352
United Microelectronics Corp. ................ 27,783,000 125,077,634
Vanguard International Semiconductor Corp. ...... 2,965,718 15,776,917
Wan Hai Lines Ltd. ........................ 1,714,015 4,486,735
Wistron Corp. ........................... 7,247,000 36,279,584
Wiwynn Corp. ........................... 254,000 43,415,897
Yageo Corp. ............................ 3,848,840 89,547,136
Yang Ming Marine Transport Corp. ............. 4,223,000 7,101,071
Yuanta Financial Holding Co. Ltd. .............. 26,428,771 50,236,301
Zhen Ding Technology Holding Ltd. ............. 1,843,000 30,079,766
8,132,252,086
a
Thailand  —  1 .2%
Advanced Info Service PCL , NVDR ............. 2,394,900 25,940,380
Airports of Thailand PCL , NVDR
(c)
.............. 9,769,400 16,536,157
Bangkok Dusit Medical Services PCL , NVDR
(c)
..... 24,993,200 13,966,287
Bumrungrad Hospital PCL , NVDR
(c)
............ 1,406,100 7,755,059
Central Pattana PCL , NVDR ................. 4,865,800 9,619,059
Charoen Pokphand Foods PCL , NVDR .......... 8,366,600 4,875,028
CP ALL PCL , NVDR
(c)
...................... 12,508,000 18,077,537
Delta Electronics Thailand PCL , NVDR
(c)
......... 7,670,800 82,723,911
Gulf Development PCL , Class R , NVDR ......... 9,301,265 17,699,731
Kasikornbank PCL , NVDR ................... 1,433,700 8,854,623
Krung Thai Bank PCL , NVDR ................ 8,618,300 9,202,210
Minor International PCL , NVDR ............... 7,052,800 4,869,145
PTT Exploration & Production PCL , NVDR
(c)
....... 3,045,100 13,251,375
PTT PCL , NVDR
(c)
........................ 24,278,000 27,041,865
SCB X PCL , NVDR
(c)
...................... 1,985,500 8,201,385

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Emerging Markets ex China ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Thailand (continued)
Siam Cement PCL (The) , NVDR
(c)
.............. 1,797,300 $ 12,544,440
TMBThanachart Bank PCL , NVDR ............. 60,248,900 4,220,683
True Corp. PCL , NVDR ..................... 25,369,682 10,757,462
296,136,337
a
Turkey  —  0 .4%
Akbank TAS ............................ 7,667,466 10,466,002
Aselsan Elektronik Sanayi Ve Ticaret A.S. ........ 2,838,767 23,521,336
BIM Birlesik Magazalar A.S. .................. 2,194,006 17,622,971
Eregli Demir ve Celik Fabrikalari TAS
(c)
.......... 8,404,462 7,111,137
Haci Omer Sabanci Holding A.S. .............. 2,816,626 5,552,297
KOC Holding A.S. ........................ 1,808,189 7,396,436
Turk Hava Yollari AO ...................... 1,262,423 8,102,702
Turkcell Iletisim Hizmetleri A.S. ................ 2,819,730 6,133,960
Turkiye Is Bankasi A.S. , Class C ............... 21,634,991 6,094,050
Turkiye Petrol Rafinerileri A.S. ................ 2,368,358 11,939,833
Yapi ve Kredi Bankasi A.S.
(a)
................. 8,350,273 5,915,636
109,856,360
a
United Arab Emirates  —  1 .4%
Abu Dhabi Commercial Bank PJSC ............ 7,771,627 29,161,527
Abu Dhabi Islamic Bank PJSC ................ 3,575,019 20,028,329
Abu Dhabi National Oil Co. for Distribution PJSC ... 7,400,965 7,932,374
ADNOC Drilling Co. PJSC ................... 6,764,011 10,980,253
Adnoc Gas PLC .......................... 15,881,303 14,893,868
ADNOC Logistics & Services ................. 4,341,358 7,102,866
Air Arabia PJSC .......................... 5,502,219 7,379,354
Aldar Properties PJSC ..................... 9,335,784 19,943,568
Dubai Electricity & Water Authority PJSC ......... 14,566,534 10,366,927
Dubai Islamic Bank PJSC ................... 6,949,608 14,007,910
Emaar Development PJSC .................. 2,252,771 8,928,515
Emaar Properties PJSC .................... 15,298,383 49,510,907
Emirates NBD Bank PJSC ................... 4,645,352 35,180,568
Emirates Telecommunications Group Co. PJSC .... 8,427,296 41,499,317
First Abu Dhabi Bank PJSC .................. 10,764,510 49,603,509
Salik Co. PJSC .......................... 4,508,121 6,593,836
333,113,628
a
Total Common Stocks — 97.2%
(Cost: $ 13,328,640,322 ) .............................. 23,920,305,862
a
Preferred Stocks
Brazil  —  1 .2%
Axia Energia SA , Class B, Preference Shares , NVS .. 533,905 6,025,356
Axia Energia SA , Class C, Preference Shares
(a)
.... 866,954 8,653,128
Banco Bradesco SA , Preference Shares , NVS ..... 12,848,987 45,083,718
Cia Energetica de Minas Gerais , Preference Shares ,
NVS ................................ 4,074,732 8,691,383
Gerdau SA , Preference Shares , NVS ........... 3,055,003 13,789,618
Itau Unibanco Holding SA , Preference Shares , NVS . 13,226,346 104,981,196
Itausa SA , Preference Shares , NVS
(a)
........... 14,038,719 35,955,685
Petroleo Brasileiro SA - Petrobras , Preference Shares ,
NVS
(a)
............................... 10,842,315 90,271,130
313,451,214
a
Chile  —  0 .1%
Sociedad Quimica y Minera de Chile SA , Class B,
Preference Shares ...................... 348,416 29,829,332
a
Colombia  —  0 .1%
Grupo Cibest SA , Preference Shares ........... 1,082,352 18,201,892
a
South Korea  —  1 .2%
Hyundai Motor Co. , Series 1, Preference Shares , NVS 55,493 10,079,375
Hyundai Motor Co. , Series 2, Preference Shares , NVS 85,843 15,462,518
Security Shares Value
a
South Korea (continued)
Samsung Electronics Co. Ltd. , Preference Shares ,
NVS ................................ 1,970,567 $ 263,649,076
289,190,969
a
Total Preferred Stocks — 2.6%
(Cost: $ 385,998,225 ) ................................ 650,673,407
a
Total Long-Term Investments — 99.8%
(Cost: $ 13,714,638,547 ) .............................. 24,570,979,269
a
Short-Term Securities
Money Market Funds  —  1 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(f) (g) (h)
...................... 287,887,837 287,974,203
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(f) (g)
............................. 69,760,005 69,760,005
a
Total Short-Term Securities — 1.5%
(Cost: $ 357,729,284 ) ................................ 357,734,208
Total Investments —  101.3%
(Cost: $ 14,072,367,831 ) .............................. 24,928,713,477
Liabilities in Excess of Other Assets — ( 1 .3 ) % ............... (323,342,546)
Net Assets — 100.0% ................................. $ 24,605,370,931
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
MSCI Emerging Markets ex China ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 147,844,844  $ 140,160,773
(a)
$ —  $ (29,753) $ (1,661) $ 287,974,203  287,887,837  $ 2,277,460
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 87,860,000  —  (18,099,995)
(a)
—  —  69,760,005  69,760,005  2,221,684  —
$ —  $ (29,753) $ (1,661)
$ 357,734,208
$ 4,499,144  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................. 351 06/19/26 $ 30,686 $ 114,797

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Emerging Markets ex China ETF

Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,795,292,991  $ 21,125,011,523  $ 1,348  $ 23,920,305,862
Preferred Stocks ......................................... 361,482,438  289,190,969  —  650,673,407
Short-Term Securities
Money Market Funds ...................................... 357,734,208  —  —  357,734,208
$ 3,514,509,637  $ 21,414,202,492  $ 1,348  $ 24,928,713,477
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 114,797  $ —  $ —  $ 114,797
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
CPO Certificate of  Participation (Ordinary)
GDR Global Depositary Receipt
IPJSC International Public Joint Stock Company
JSC Joint Stock Company
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited
PJSC Public Joint Stock Company
Fair Value Hierarchy as of Period End (continued)